Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
ACCRUED EXPENSES [Text Block]
NOTE 9 - ACCRUED EXPENSES
Accrued expenses as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Accrued voyage expenses	$2,410	$1,279
Accrued loan interest	780	1,397
Accrued legal and professional fees	409	310

Total accrued expenses	$3,599	$2,986